CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (Predecessor, USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Predecessor
Net changes in fair value of cash flow hedges, taxes	$ (1,118)	$ (4,394)	$ (3,588)
Change in unrealized fair value adjustments of available-for-sale securities, taxes	$ (313)	$ (138)	$ (172)